Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000243188 [Member]
Shareholder Report [Line Items]
Fund Name	Bushido Capital US Equity ETF
Class Name	Bushido Capital US Equity ETF
Trading Symbol	SMRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bushido Capital US Equity ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://bushidoetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 412,081,450
Holdings Count | holding	52
Advisory Fees Paid, Amount	$ 1,375,177
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	24.1%
Consumer Discretionary	23.1%
Energy	22.6%
Information Technology	9.7%
Industrials	6.3%
Consumer Staples	3.8%
Financials	3.9%
Materials	2.2%
Utilities	2.1%
Communication Services	2.0%
Real Estate	0.1%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Coterra Energy, Inc.	2.2%
Newmont Corp.	2.2%
Valero Energy Corp.	2.2%
Tapestry, Inc.	2.1%
NRG Energy, Inc.	2.1%
Jabil, Inc.	2.1%
Devon Energy Corp.	2.1%
Amgen, Inc.	2.1%
Delta Air Lines, Inc.	2.1%
Tenet Healthcare Corp.	2.1%